Other assets (Tables)	12 Months Ended
Mar. 31, 2017
Other Assets

“Other assets” as of March 31, 2016 and 2017 comprised the following:

	Millions of yen
	2016	2017
Deposits	¥91,984	¥86,507
Deferred customer activation costs	95,171	110,967
Receivables held for sale (Non-current).	272,318	214,692
Allowance for doubtful accounts	(4,865)	(9,749)
Long-term prepaid expenses	11,547	10,713
Asset for employees’ retirement benefits	4,898	9,166
Other	8,050	12,016

Total	¥479,103	¥434,312